Note 14 - Income Taxes - Components of Income (Loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
United States			$ (5,817,126)	$ (5,350,774)
Foreign			(102,768)	26,125
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ 290,422	$ (1,377,444)	$ (5,919,894)	$ (5,324,649)